Key Management Personnel Disclosures - Schedule of Total Remuneration Paid or Payable to the Directors and Senior Management (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Consolidated [Member]
Schedule of Total Remuneration Paid or Payable to the Directors and Senior Management [Line Items]
Short-term employee benefits	$ 286,887	$ 281,731	$ 423,187